Significant transactions (Tables)	6 Months Ended
Apr. 30, 2020
Statement [LineItems]
Summary of Significant Transactions
The held for sale assets and liabilities of CIBC FirstCaribbean included on our interim consolidated balance sheet are as follows:

$ millions, as at	2020 Apr. 30	(1)
Assets
Cash and non-interest bearing deposits with banks	$1,396
Interest-bearing deposits with banks	1,220
Securities	3,789
Loans, net of allowance (2)	8,635
Goodwill and other intangible assets	397
Other assets (3)	586
Total assets	$16,023
Liabilities
Deposits	$14,677
Other liabilities (3)	391
Total liabilities	$15,068
(1)	Excludes net intercompany receivables of $689 million.
(2)	Net of allowance for credit losses of $412 million.
(3)	Land, buildings and equipment include a right-of-use asset of $62 million and other liabilities include a lease liability of $63 million.